Long-Term Debt - $55,500 BofA Credit Facility (Details)			3 Months Ended	6 Months Ended
	Jun. 18, 2026 USD ($)	Jun. 17, 2026 USD ($) Installment	Dec. 31, 2025 USD ($) Vessel TEU	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jan. 09, 2026 Vessel
Long-Term Debt [Abstract]
Proceeds from drawdown of credit facilities				$ 55,500,000	$ 218,500,000
Outstanding balance			$ 490,375,000	$ 481,625,000
BofA Credit Facility [Member]
Long-Term Debt [Abstract]
Face amount		$ 55,500,000
Number of payment installments (in Installment) | Installment		20
Frequency of periodic payment				quarterly
Periodic installment payment		$ 1,734,400
Balloon payment		$ 20,812,000
Maturity date		Jun. 30, 2031
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		SOFR [Member]
Margin on variable rate		1.40%
Proceeds from drawdown of credit facilities	$ 55,167,000
Facility fee	$ 333,000
Outstanding balance			$ 0	$ 55,500,000
Vessels Purchase Agreement [Member] | BofA Credit Facility [Member]
Long-Term Debt [Abstract]
Number of newbuilding vessels to be purchased (in Vessel) | Vessel			3
Vessel capacity in TEUs (in TEU) | TEU			8,586
Number of vessels delivered (in Vessel) | Vessel			2			1